SHARE CAPITAL	6 Months Ended	12 Months Ended
	Oct. 31, 2015	Apr. 30, 2015
Equity [Abstract]
SHARE CAPITAL
8.	SHARE CAPITAL:

Common shares

a)	Authorized:

Unlimited number of common shares, without par value.

The holders of common shares are entitled to receive dividends which are declared from time to time, and are entitled to one vote per share at meetings of the Company. All shares are ranked equally with regards to the Company’s residual assets.

b)	Stock transactions:

During the six months ended October 31, 2015, the Company completed the following stock transactions:

i)	On July 10, 2015, the Company issued 1,085,297 common shares with a fair value of $228,775 including 693,573 shares having a fair value of $136,735 which the Company had committed to issue at April 30, 2015. The common shares were issued as debt discounts pursuant to the Promissory Notes and the Second Promissory Notes (Notes 5 and 6).

ii)	On July 14, 2015, the Company issued 2,267,685 common shares with a fair value of $427,177 as settlement of accrued interest payable on Promissory Notes and Second Promissory Notes (Notes 5 and 6).

c)	Stock options:

The Company has granted stock options under the terms of its Stock Option Plan (the “Plan”). The Plan provides that the directors of the Company may grant options to purchase common shares to directors, officers, employees and service providers of the Company on terms that the directors of the Company may determine are within the limitations set forth in the Plan. The maximum number of shares available under the Plan is limited to 10% of the issued common shares. The maximum term of stock options is ten years. All stock options vest on the date of grant, unless otherwise stated. As at October 31, 2015, the Company had 2,925,871 stock options available for grant pursuant to the Plan (April 30, 2015 - 2,790,573).

The Company’s stock options outstanding as at October 31, 2015 and April 30, 2015 and the changes for the periods then ended are as follows:

	Number Outstanding		Weighted Average Exercise Price

Balance outstanding at April 30 , 2015	5,135,000	CAD$	0.22
Granted	200,000	CAD$	0.25

Balance outstanding at October 31, 2015	5,335,000	CAD$	0.22
Balance exercisable at October 31, 2015	4,687,500	CAD$	0.23

Summary of stock options outstanding at October 31, 2015:

Security	Number Outstanding	Exercise Price	Expiry Date	Remaining Contractual Life (years)

Stock options	(1)500,000	CAD$ 0.40	December 1, 2015	0.08
Stock options	1,300,000	CAD$ 0.10	July 30, 2018	2,75
Stock options	260,000	CAD$ 0.15	July 30, 2018	2.75
Stock options	300,000	CAD$ 0.25	July 30, 2018	2.75
Stock options	200,000	CAD$ 0.25	November 19, 2018	3.05
Stock options	150,000	CAD$ 0.25	January 8, 2019	3.19
Stock options	300,000	CAD$ 0.25	May 23, 2019	3.56
Stock options	150,000	CAD$ 0.25	December 16, 2017	2.13
Stock options	1,975,000	CAD$ 0.25	January 19, 2020	4.25
Stock options	200,000	CAD$ 0.25	August 4, 2020	4.76
(1)	Subsequent to October 31, 2015, these options expired unexercised.

Non-Employee Stock Options

In accordance with the guidance of ASC 815-40-15, stock options awarded to non-employees that are fully vested and exercisable in Canadian dollars are required to be accounted for as derivative liabilities because they are considered not to be indexed to the Company’s stock due to their exercise price being denominated in a currency other than the Company’s functional currency. Stock options awarded to non-employees that are not vested are accounted for as equity awards until the terms associated with their vesting requirements have been met. As at October 31, 2015, there are 25,000 non-employee stock option awards that have not vested (April 30, 2015 – 112,500).

The non-employee stock options are accounted for at their respective fair values and are summarized as follows for the six months ended October 31, 2015 and 2014:

	2015 $	2014 $

Fair value of non-employee options, beginning of the period	116,615	68,859
Fair value of non-employee options, at vesting	40,178	51,809
Change in fair value of non-employee stock options during the period	5,749	(28,247)

Fair value of non-employee options, end of the period	162,542	92,421

The Company determined the fair value of its non-employee stock options as at October 31, 2015 and April 30, 2015 using the Black-Scholes option pricing model with the following weighted average assumptions:

	October 31, 2015	April 30, 2015

Stock price (CAD$)	0.28	0.25
Exercise price (CAD$)	0.21	0.19
Risk-free interest rate (%)	1.18	1.23
Expected life (years)	3.50	3.82
Expected volatility (%)	101	101
Expected dividends ($)	Nil	Nil

The non-employee options are required to be re-valued with the change in fair value of the liability recorded as a gain or loss on the change of fair value of derivative liability and included in other items in the Company’s Consolidated Statements of Loss at the end of each reporting period. The fair value of the options will continue to be classified as a liability until such time as they are exercised, expire or there is an amendment to the respective agreements that renders these financial instruments to be no longer classified as a liability.

As at October 31, 2015, the unamortized compensation cost of options is $45,494 and the intrinsic value of options expected to vest is $172,080 (CAD$225,000).

Share-based payments are classified in the Company’s Statement of Loss during the six months ended October 31, 2015 and 2014 as follows:

	2015 $	2014 $

Management and consulting fees	35,653	62,617

	35,653	62,617

d)	Share purchase warrants:

A summary of fully-exercisable share purchase warrants as at October 31, 2015 and April 30, 2015 and the changes for the periods then ended are as follows:

	Number Outstanding		Weighted Average Exercise Price

Balance at April 30, 2015	24,555,595	CAD$	0.37
Issued	1,042,754	CAD$	0.25

Balance at October 31, 2015	25,598,349	CAD$	0.37

Summary of warrants outstanding and issuable at October 31, 2015:

Security	Number Outstanding	Exercise Price	Expiry Date

Warrants	1,550,000	CAD$ 0.40	January 31, 2017
Warrants	200,000	CAD$ 0.25	January 31, 2016
Warrants	20,000,000	CAD$ 0.40	April 29, 2016
Warrants	667,520	CAD$ 0.14	December 1, 2016(1)
Warrants	122,142	CAD$ 0.14266	December 1, 2016(1)
Warrants	104,119	CAD$ 0.165	December 1, 2016(1)
Warrants	76,723	CAD$ 0.17	December 1, 2016(1)
Warrants	87,818	CAD$ 0.17223	December 1, 2016(1)
Warrants	111,762	CAD$ 0.185	December 1, 2016(1)
Warrants	132,208	CAD$ 0.217	December 1, 2016(1)
Warrants	62,002	CAD$ 0.222	December 1, 2016(1)
Warrants	58,181	CAD$ 0.225	December 1, 2016(1)
Warrants	165,326	CAD$ 0.23	December 1, 2016(1)
Warrants	51,202	CAD$ 0.25	December 1, 2016(1)
Warrants	92,357	CAD$ 0.276	December 1, 2016(1)
Warrants	200,091	CAD$ 0.28	December 1, 2016(1)
Warrants	45,439	CAD$ 0.29	December 1, 2016(1)
Warrants	96,261	CAD$ 0.292	December 1, 2016(1)
Warrants	52,459	CAD$ 0.305	December 1, 2016(1)
Warrants	730,848	CAD$ 0.22	December 31, 2018(1)
Warrants	242,545	CAD$ 0.23	December 31, 2018(1)
Warrants	194,344	CAD$ 0.24	December 31, 2018(1)
Warrants	37,203	CAD$ 0.245	December 31, 2018(1)
Warrants	192,206	CAD$ 0.259	December 31, 2018(1)
Warrants	126,843	CAD$ 0.265	December 31, 2018(1)
Warrants	198,750	CAD$ 0.272	December 31, 2018(1)

Notes:

(1)	The warrants are exercisable until the earlier of the date disclosed or the date that the promissory note or second promissory note advance, including interest, is repaid (Notes 5 and 6).

8.	SHARE CAPITAL:

Common shares

a)	Authorized:

Unlimited number of common shares, without par value.

The holders of common shares are entitled to receive dividends which are declared from time to time, and are entitled to one vote per share at meetings of the Company. All shares are ranked equally with regards to the Company’s residual assets.

b)	Stock transactions:

During the year ended April 30, 2015, the Company completed the following stock transactions:

i)	On May 7, 2014, the Company issued 100,000 common shares on the exercise of stock options with an exercise price of CAD$0.10 per common share resulting in gross proceeds of CAD$10,000 ($9,185).

ii)	On July 31, 2014, the Company issued 412,193 common shares with a fair value of $96,000 including 313,350 shares having a fair value of $79,223 for which the Company had committed to issue at April 30, 2014. The common shares were issued as a debt discount pursuant to the Promissory Notes.

iii)	On August 12, 2014, the Company issued 741,233 common shares with a fair value of $152,701 as settlement of accrued interest payable on Promissory Notes (Note 5).

iv)	On December 17, 2014, the Company issued 1,622,029 common shares with a fair value of $313,571 as settled of accrued interest payable on Promissory Notes (Note 5).

v)	On January 13, 2015, the Company issued 360,567 common shares with a fair value of $72,000. The common shares were issued as a debt discount pursuant to the Promissory Notes (Note 5).

During the year ended April 30, 2014, the Company completed the following stock transactions:

i)	On September 30, 2013, the Company issued 2,277,341 common shares with a fair value of $365,353 to settle CAD$212,500 ($206,571) of Loans plus accrued interest of CAD$15,234 ($14,855) resulting in a loss on extinguishment of debt in the amount of $143,927.

ii)	On October 23, 2013, the Company issued 1,170,084 common shares with a fair value of $142,382 as a debt discount.

iii)	On January 27, 2014, the Company issued 169,178 common shares with a fair value of $42,158 as a debt discount.

iv)	On January 31, 2014, the Company completed a private placement of 3,100,000 units at CAD$0.20 per unit for gross proceeds of $557,628 (CAD$620,000). Each unit is comprised of one common share and one-half of one share purchase warrant. Each whole warrant entitles the holder to purchase one additional common share at a price of CAD$0.40 per share until January 31, 2016. A value of $148,123 has been attributed to these warrants using the Black-Scholes option pricing model and has been recorded as a derivative liability (Note 7).

The Company paid commissions consisting of $16,747 and 200,000 finder’s warrants. A value of $23,391 has been attributed to these warrants using the Black-Scholes option pricing model and has been recorded as a derivative liability (Note 7). Each finder’s warrant entitles the holder to purchase one common share at a price of CAD$0.25 per share until January 31, 2016. In addition, the Company incurred legal and other out-of-pocket expenses related to the private placement in the amount of $7,467.

The fair value for the warrants issued in connection with this private placement was estimated using the Black-Scholes option pricing model with the following assumptions: stock price – CAD$0.23; exercise price – CAD$0.25; expected risk-free interest rate – 1.13%; expected life – 2.0 years; expected volatility – 114% and expected dividend rate – 0%.

v)	On March 4, 2014, the Company issued 1,001,112 common shares with a fair value of $266,743 as settlement of accrued interest payable on promissory notes (Note 5).

c)	Stock options:

The Company has granted stock options under the terms of its Stock Option Plan (the “Plan”). The Plan provides that the directors of the Company may grant options to purchase common shares to directors, officers, employees and service providers of the Company on terms that the directors of the Company may determine are within the limitations set forth in the Plan. The maximum number of shares available under the Plan is limited to 10% of the issued common shares. The maximum term of stock options is ten years. All stock options vest on the date of grant, unless otherwise stated. As at April 30, 2015, the Company had 2,790,573 stock options available for grant pursuant to the Plan (2014 - 3,441,971).

The Company’s stock options outstanding as at April 30, 2015 and 2014 and the changes for the years then ended are as follows:

	Number Outstanding		Weighted Average Exercise Price

Balance outstanding at April 30, 2013	2,450,000	CAD$	0.42
Granted	2,410,000	CAD$	0.15
Cancelled	(700,000)(1)	CAD$	0.46

Balance outstanding at April 30, 2014	4,160,000	CAD$	0.26
Granted	2,425,000	CAD$	0.25
Exercised	(100,000)	CAD$	0.10
Expired	(1,250,000)	CAD$	0.40
Forfeited	(100,000)	CAD$	0.25

Balance outstanding at April 30, 2015	5,135,000	CAD$	0.22
Balance exercisable at April 30, 2015	4,412,500	CAD$	0.22

Notes:

(1)	During the year ended April 30, 2014, the Company cancelled 700,000 options that had performance conditions associated with its Kelly Basin Project and concurrently awarded 810,000 options with performance conditions associated with its Bovill Kaolin Project. The cancellation and subsequent granting of options was considered to be a modification of a share-based award. The incremental fair value of this award was determined to be $141,772 using the Black-Scholes option pricing model with the following inputs: exercise prices- 250,000 at CAD$0.10, 260,000 at CAD$0.15, 300,000 at CAD$0.25; share price - CAD$0.23; expected volatility – 106%; risk free interest rate – 1.42%; expected life – 5 years. Accordingly during the year ended April 30, 2014, the Company recorded compensation cost in respect of this award totaling $15,143.

The intrinsic value of options exercised during the year ended April 30, 2015 was CAD$18,000 based on a stock price of CAD$0.28 on the date of exercise.

Summary of stock options outstanding at April 30, 2015:

Security	Number Outstanding	Exercise Price	Expiry Date	Remaining Contractual Life (years)

Stock options	500,000	CAD$ 0.40	December 1, 2015	0.59
Stock options	1,300,000	CAD$ 0.10	July 30, 2018	3.25
Stock options	260,000	CAD$ 0.15	July 30, 2018	3.25
Stock options	300,000	CAD$ 0.25	July 30, 2018	3.25
Stock options	200,000	CAD$ 0.25	November 19, 2018	3.56
Stock options	150,000	CAD$ 0.25	January 8, 2019	3.70
Stock options	300,000	CAD$ 0.25	May 23, 2019	4.07
Stock options	150,000	CAD$ 0.25	December 16, 2017	2.63
Stock options	1,975,000	CAD$ 0.25	January 19, 2020	4.75

The weighted average grant date fair value of stock options granted during the year ended April 30, 2015 of CAD$0.16 was estimated using the Black-Scholes option pricing model with the following assumptions: stock price – CAD$0.22; exercise price – CAD$0.25; expected risk-free interest rate – 2.0%; expected life – 4.9 years; expected volatility – 94% and expected dividend rate – 0%. Expected volatility was determined by reference to the historical volatility of the Company’s common shares trading on the TSX Venture Exchange.

Non-Employee Stock Options

In accordance with the guidance of ASC 815-40-15, stock options awarded to non-employees that are fully vested and exercisable in Canadian dollars are required to be accounted for as derivative liabilities because they are considered not to be indexed to the Company’s stock due to their exercise price being denominated in a currency other than the Company’s functional currency. Stock options awarded to non-employees that are not vested are accounted for as equity awards until the terms associated with their vesting requirements have been met. As at April 30, 2015, there are 112,500 non-employee stock option awards that have not vested (2014 – nil).

The non-employee stock options are accounted for at their respective fair values and are summarized as follows for the years ended April 30, 2015 and 2014:

	2015 $	2014 $

Fair value of non-employee options, beginning of the year	68,859	1,607
Fair value of non-employee options, at issuance	80,361	30,272
Change in fair value of non-employee stock options during the year	(32,605)	36,980

Fair value of non-employee options, end of the year	116,615	68,859

The Company determined the fair value of its non-employee stock options as at April 30, 2015 and 2014 using the Black-Scholes option pricing model with the following weighted average assumptions:

	2015	2014

Stock price (CAD$)	0.25	0.28
Exercise price (CAD$)	0.19	0.28
Risk-free interest rate (%)	1.23	1.16
Expected life (years)	3.82	2.19
Expected volatility (%)	101	91
Expected dividends ($)	Nil	Nil

The non-employee options are required to be re-valued with the change in fair value of the liability recorded as a gain or loss on the change of fair value of derivative liability and included in other items in the Company’s Consolidated Statements of Loss at the end of each reporting period. The fair value of the options will continue to be classified as a liability until such time as they are exercised, expire or there is an amendment to the respective agreements that renders these financial instruments to be no longer classified as a liability.

As at April 30, 2015, the unamortized compensation cost of options is $53,324 and the intrinsic value of options expected to vest is $150,238 (CAD$181,250).

Share-based payments are classified in the Company’s Statement of Loss as follows:

	2015 $	2014 $

Management and consulting fees	309,723	155,847

	309,723	155,847

d)	Share purchase warrants:

A summary of fully-exercisable share purchase warrants as at April 30, 2015 and 2014 and the changes for the years then ended are as follows:

	Number Outstanding		Weighted Average Exercise Price

Balance at April 30, 2013	20,000,000	CAD$	0.40
Issued	3,402,612	CAD$	0.29

Balance at April 30, 2014	23,402,612	CAD$	0.38
Issued	1,152,983	CAD$	0.23

Balance at April 30, 2015	24,555,595	CAD$	0.37

Summary of warrants outstanding and issuable at April 30, 2015:

Security	Number Outstanding	Exercise Price	Expiry Date

Warrants	1,550,000	CAD$ 0.40	January 31, 2016
Warrants	200,000	CAD$ 0.25	January 31, 2016
Warrants	20,000,000	CAD$ 0.40	April 29, 2016
Warrants	667,520	CAD$ 0.14	December 1, 2016(1)
Warrants	122,142	CAD$ 0.14266	December 1, 2016(1)
Warrants	104,119	CAD$ 0.165	December 1, 2016(1)
Warrants	76,723	CAD$ 0.17	December 1, 2016(1)
Warrants	87,818	CAD$ 0.17223	December 1, 2016(1)
Warrants	111,762	CAD$ 0.185	December 1, 2016(1)
Warrants	132,208	CAD$ 0.217	December 1, 2016(1)
Warrants	62,002	CAD$ 0.222	December 1, 2016(1)
Warrants	58,181	CAD$ 0.225	December 1, 2016(1)
Warrants	165,326	CAD$ 0.23	December 1, 2016(1)
Warrants	51,202	CAD$ 0.25	December 1, 2016(1)
Warrants	92,357	CAD$ 0.276	December 1, 2016(1)
Warrants	200,091	CAD$ 0.28	December 1, 2016(1)
Warrants	45,439	CAD$ 0.29	December 1, 2016(1)
Warrants	96,261	CAD$ 0.292	December 1, 2016(1)
Warrants	52,459	CAD$ 0.305	December 1, 2016(1)
Warrants	597,617	CAD$ 0.22	December 31, 2018(1)
Warrants	45,165	CAD$ 0.23	December 31, 2018(1)
Warrants	37,203	CAD$ 0.245	December 31, 2018(1)

Notes:

(1)	The warrants are exercisable until the earlier of the date disclosed or the date that the promissory note or second promissory note advance, including interest, is repaid (Notes 5 and 6).